CERTIFICATION OF
                   STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                      STRONG SHORT-TERM MUNICIPAL BOND FUND


STRONG SHORT-TERM MUNICIPAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

     1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

     2. Reference is made to the Strong Short-Term Municipal Bond Fund's Prospectuses and Statement of Additional Information, each dated January 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-42773; 811-6409), which was filed with the Securities and Exchange Commission on December 27, 2000 (the "Post-Effective Amendment").

     3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

     4. The form of Strong Short-Term Municipal Bond Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

     5. The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.


                                 /S/ SUSAN A. HOLLISTER
                                 ---------------------------------------------
                                 By:      Susan A. Hollister
                                 Title:   Vice President and Assistant Secretary


Dated: January 5, 2001